Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 251	$ 223	$ 262	$ 240	$ 282	$ 183	$ 242	$ 184	$ 182	$ 778	$ 784	$ 1,007	$ 791
Operating expenses:
Research and development	1,593	1,477	818	700	786	651	1,292	1,584	1,480	5,000	2,304	3,781	5,007
General and administrative	1,463	887	1,013	913	1,083	679	1,020	1,440	1,135	3,801	3,009	3,896	4,274
Restructuring and asset impairment	7	8	8	9	9	9	10	10	10	21	26	34	39
Total operating expenses	19,006	2,372	1,839	1,622	1,878	1,339	2,322	3,034	2,625	24,765	5,339	7,711	9,320
Loss from operations	(14,454)	(2,149)	(1,577)	(1,382)	(1,596)	(1,156)	(2,080)	(2,850)	(2,443)	(19,686)	(4,555)	(6,704)	(8,529)
Interest expense, net		(394)	(381)	(379)	(366)	(365)	(369)	(45)	(5)
Other income (expense), including extinguishment of debt			(4)		2	2		1	1	(5)	(2)	(2)	4
Loss before income taxes		(2,543)	(1,962)	(1,761)	(1,960)	(1,519)	(2,449)	(2,894)	(2,447)
Income tax benefit (provision)					(1)							0	0
Net loss	$ (14,874)	$ (2,543)	$ (1,962)	$ (1,761)	$ (1,960)	$ (1,519)	$ (2,449)	$ (2,894)	$ (2,447)	$ (20,909)	$ (5,683)	$ (8,226)	$ (9,309)
Basic and diluted net loss per common share	$ (0.04)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.04)	$ (0.05)
Shares used in computing basic and diluted net loss per common share	374,126	201,137	198,670	198,406	197,923	197,833	194,549	170,731	170,135	291,950	198,336	201,310	183,419